Note 1 - Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Note 1 - Organization and Principal Activities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	Legal ownership interest	Principal activity

Subsidiaries:
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	N/A
Fortune (Beijing) Success Technology Co., Ltd. ("CFO Success")	Beijing, PRC	Oct. 16, 2007	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. ("CFO Stockstar")	Shanghai, PRC	Oct. 1, 2006	100%	N/A
Zhengyong Information & Technology (Shanghai) Co., Ltd. (“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd ("CFO Zhengtong")	Shanghai, PRC	Jun. 24, 2008	100%	N/A
iSTAR Financial Holdings Limited ("iSTAR Financial Holdings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co. Limited ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co. Limited ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Co. Limited ("iSTAR Wealth Management")	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising, future contract advising and asset management
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand ")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting")	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. ("Stockstar Wealth Management")	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription, and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. ("CFO Huiying")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Fujian) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Fujian")	Fujian, PRC	Jan. 6, 2013	Nil	Precious metals brokerage
Zhengjin (Shanghai) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Shanghai")	Shanghai, PRC	Dec. 12, 2013	Nil	Precious metals brokerage
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Tianjin")	Tianjin, PRC	Jul. 23, 2013	Nil	Precious metals brokerage
Henghui (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Henghui")	Tianjin, PRC	Sep. 30, 2013	Nil	Precious metals brokerage
Zhengjin (Beijing) Wisdom Petroleum and Chemical Investment Management Co., Ltd. ("CFO Zhengjin Beijing")	Beijing, PRC	Jan. 13, 2014	Nil	N/A
Yinglibao (Beijing) Technology Co., Ltd. ("CFO Yinglibao")	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Qingdao) Wisdom Trading Co., Ltd. ("CFO Zhengjin Qingdao")	Qingdao, PRC	Sep. 4, 2014	Nil	N/A
Zhengjin (Jiangsu) Precious Metals Co., Ltd. ("CFO Zhengjin Jiangsu")	Nanjing, PRC	Nov. 19, 2014	Nil	Precious metals brokerage

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31
	2013			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Disposal	Net carrying amount
Intangible assets not subject to amortization:
Precious metal trading right	$1,295,740	$-	$1,295,740	$1,372,773	$-	$-	$(81,712)	$1,291,061
Intangible assets subject to amortization:
Completed technology	68,887	(21,279)	47,608	68,639	(27,187)	(41,452)	-	-
Customer relationship	1,261,297	(72,767)	1,188,530	1,256,741	(362,522)	-	-	894,219
Securities consulting license and related trademarks	5,590,273	(577,389)	5,012,884	5,570,082	(741,279)	(1,760,673)	(3,068,130)	-
	$8,216,197	$(671,435)	$7,544,762	$8,268,235	$(1,130,988)	$(1,802,125)	$(3,149,842)	$2,185,280

Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Note 1 - Organization and Principal Activities (Tables) [Line Items]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31 ,
	2013	2014

Securities investment advisory business:
Securities consulting license	$5,012,884	$-

Precious metals business:
Precious metals trading right	1,295,740	1,291,061
Completed technology	47,608	-
Customer relationship	1,188,530	894,219
	$2,531,878	$2,185,280
	$7,544,762	$2,185,280

Condensed Balance Sheet [Table Text Block]
	Years ended December 31,
	2013	2014
Assets
Current assets
Cash and cash equivalents	$18,760,701	$17,615,035
Consideration receivable	13,449,458	13,400,882
Account receivable -others, net	19,406,559	22,217,745
Loan receivable	10,333,120	10,295,800
Others	4,477,360	6,558,399
Total current assets	$66,427,198	$70,087,861

Non-current assets
Property and equipment, net	1,843,201	3,242,905
Acquired intangible assets, net	7,544,762	2,185,280
Cost method investment	829,201	907,919
Rental deposits	676,280	913,187
Guarantee fund deposits	6,601,095	4,604,924
Investment in subsidiaries	29,143,486	43,751,417
Deferred tax assets, non-current	26,171	13,328
Total assets	$113,091,394	$125,706,821

Third-party liabilities
Current liabilities
Accrued expenses and other current liabilities	12,704,555	10,514,186
Accounts payable	16,667,516	18,843,147
Total current liabilities	$29,372,071	$29,357,333

Non-current liabilities	2,519,019	899,356

Total third-party liabilities	$31,891,090	$30,256,689

Inter-company liabilities	$39,822,918	$42,155,248

Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2012	2013	2014

Net revenues	$17,271,563	$58,549,393	$98,207,958
Net income (loss)	$(6,948,118)	$(5,469,402)	$12,305,855

Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2012	2013	2014

Net cash (used in) provided by operating activities	$(13,860,354)	$(14,469,067)	$3,204,749
Net cash provided by (used in) investing activities	3,449,449	(9,440,165)	(5,685,885)
Net cash provided by financing activities	6,461,007	35,830,988	1,430,739
Effect of exchange rate changes	$52,740	$(46,900)	$(95,269)